DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Potentially dilutive securities	1,397,893,160		1,715,038,564
Convertible Promissory Notes
Potentially dilutive securities	129,822,592	175,316,748	1,506,387,647
Series A Preferred Stock
Potentially dilutive securities	1,258,081,214	1,243,987,624	199,728,891
Series B Preferred Stock
Potentially dilutive securities	2,588,693	2,588,693	2,588,693
Stock Options and Warrants
Potentially dilutive securities	3,333,333	4,333,333	6,333,333
Series D Preferred Stock
Potentially dilutive securities	4,067,328